Financial Risks - Translation Exposure (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
USD
Financial Risks
Negative impact on profit after tax and equity of transaction exposure	kr 9,624	kr 22,402	kr 9,979
Translation exposure due to translation of earnings and net assets	kr 48,771	kr 18,270
Translation exposure (as a percent)	10.00%	10.00%	10.00%
Positive impact on equity	kr 4,877	kr 1,827
Translation exposure due to translation of foreign trade debt	19,377	29,236
Negative impact on profit after tax and equity of translation exposure	kr 1,938	kr 2,924
EUR
Financial Risks
Impact of profit after tax and equity (as a percent)	10.00%	10.00%	10.00%
Negative impact on profit after tax and equity of transaction exposure	kr 23,132	kr 909	kr 10,247
Translation exposure due to translation of earnings and net assets	kr (322,135)	kr (93,814)
Translation exposure (as a percent)	10.00%	10.00%
Positive impact on equity	kr 32,214	kr 9,381
Translation exposure due to translation of foreign trade debt	80,655	10,707
Negative impact on profit after tax and equity of translation exposure	kr 8,065	kr 1,071